CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 454,536	$ 64,020	¥ 783,611
Time deposits	277	39	273
Restricted cash	395	56	873
Short-term investments	71,848	10,120	232,152
Accounts receivable, net	354,006	49,861	405,139
Inventories	217,067	30,573	232,260
Prepayment and other current assets	175,705	24,747	207,777
Total current assets	1,299,951	183,095	1,869,973
Non-current assets:
Property, equipment and software, net	70,906	9,987	92,116
Operating lease right-of-use assets, net	89,022	12,538	78,405
Long-term investments	51,396	7,239	90,703
Goodwill (Note 5)	109,944	15,485	109,944
Other assets, net	44,976	6,335	35,015
Total non-current assets	366,244	51,584	406,183
Total assets	1,666,195	234,679	2,276,156
Current liabilities:
Accounts payables (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB49,305 and RMB45,939 as of December 31, 2022 and 2023, respectively)	159,005	22,395	282,354
Payroll payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB10,803 and RMB17,232 as of December 31, 2022 and 2023, respectively)	282,679	39,815	266,340
Contract liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB1,017,029 and RMB978,065 as of December 31, 2022 and 2023, respectively)	1,052,622	148,259	1,067,285
Taxes payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB19,516 and RMB23,301 as of December 31, 2022 and 2023, respectively)	52,781	7,434	50,908
Accrued liabilities and other payables (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB122,758 and RMB202,214 as of December 31, 2022 and 2023, respectively)	591,770	83,349	564,922
Total current liabilities	3,099,287	436,526	3,178,618
Non-current liabilities:
Long-term lease liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB22,565 and RMB29,325 as of December 31, 2022 and 2023, respectively)	49,337	6,949	43,635
Other non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB4,498 and RMB12,698 as of December 31, 2022 and 2023, respectively)	16,314	2,298	8,832
Total non-current liabilities	696,011	98,031	574,812
Total liabilities	3,795,298	534,557	3,753,430
Commitments and contingencies (Note 19)
Mezzanine equity:
Redeemable noncontrolling interests (Note 5)	37,961	5,347	64,571
Total mezzanine equity	37,961	5,347	64,571
Shareholders' deficit:
Additional paid-in capital	4,029,423	567,531	3,993,026
Treasury stock (Note 14)	(171,991)	(24,224)	(42,330)
Accumulated deficit	(5,948,600)	(837,840)	(5,398,420)
Accumulated other comprehensive loss	(100,542)	(14,161)	(92,094)
Statutory reserves	4,876	687	4,649
Noncontrolling interests	19,672	2,771	(6,756)
Total shareholders' deficit	(2,167,064)	(305,225)	(1,541,845)
Total liabilities, mezzanine equity and shareholders' deficit	1,666,195	234,679	2,276,156
NetEase Group
Current assets:
Amounts due from NetEase Group	26,117	3,679	7,888
Current liabilities:
Amounts due to NetEase Group (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB7,538 and RMB13,315 as of December 31, 2022 and 2023, respectively)	82,430	11,610	68,809
Short-term loans from NetEase Group	878,000	123,664	878,000
Non-current liabilities:
Long-term loans from NetEase Group	630,360	88,784	522,345
Class A ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	24	3	24
Class B ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	¥ 56	$ 8	¥ 56